13F-
12/31/2007
0001353342
sev#ncv3
NONE
1
Justine Scranton
212-984-2316
justine@wrainvest.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     WRA Investments, LLC
Address:  101 Park Avenue, 48th Floor
          New York, NY 10178

13 File Number: 13-53342

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      William R. Araskog
Title:     Managing Member
Phone:     212-984-2301
Signature, Place and Date of Signing:

    William R. Araskog  February 14, 2007

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:    171809

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AIRMEDIA GROUP INC		 SPONSORED ADR    009411109	8476   378750 SH       SOLE     01          378750 	  0        0
D ALCOA INC			 COMMON STOCK     013817101	8480   232000 SH       SOLE     01          232000        0        0
D BAIDU COM INC	                 SPON ADR REP A   056752108	 682     1750 SH       SOLE     01            1750 	  0        0
D CENTURY ALUM CO                COMMON STOCK     156431108	2427    45000 SH       SOLE     01           45000        0        0
D CHINA SUNERGY CO LTD		 SPONSORED ADR	  16942X104    10300   623500 SH       SOLE     01          623500 	  0        0
D CHINA SUNERGY CO LTD		 SPONSORED ADR	  16942X904      950    57500 SH  CALL SOLE     01           57500 	  0        0
D CISCO SYS INC			 COMMON STOCK	  17275R102     5874   217000 SH       SOLE     01          217000 	  0        0
D COMVERGE INC			 COMMON STOCK	  205859101     7557   239970 SH       SOLE     01          239970 	  0        0
D COUNTRYWIDE FINANCIAL CORP	 COMMON STOCK 	  222372104     1570   175600 SH       SOLE     01          175600        0        0
D DILLARDS INC			 CL A	 	  254067101     5446   290000 SH       SOLE     01          290000        0        0
D DUPONT FABROS TECHNOLOGY INC	 COMMON STOCK 	  26613Q106     6527   333000 SH       SOLE     01          333000        0        0
D EQUINIX INC			 COM NEW 	  29444U502     3992    39500 SH       SOLE     01           39500        0        0
D FOCUS MEDIA HLDG LTD		 SPONSORED ADR    34415V109     5851   103000 SH       SOLE     01          103000        0        0
D GREAT LAKES DREDGE & DOCK CO   COMMON STOCK     390607109	5803   665484 SH       SOLE     01          665484 	  0        0
D INDYMAC BANCORP INC		 COMMON STOCK     456607100     2525   424300 SH       SOLE     01          424300 	  0        0
D INDYMAC BANCORP INC		 COMMON STOCK     456607950       91    15300 SH  PUT  SOLE     01           15300 	  0        0
D INTERNATIONAL GAME TECHNOLOG   COMMON STOCK	  459902102    11349   258350 SH       SOLE     01          258350        0        0
D JA SOLAR HOLDINGS CO LTD       SPON ADR	  466090107     8726   125000 SH       SOLE     01          125000 	  0        0
D JER INVT TR INC	         COMMON STOCK	  46614H301    10156   943000 SH       SOLE     01          943000 	  0        0
D KAISER ALUMINUM CORP           COM PAR $0.01    483007704	6986    87894 SH       SOLE     01           87894        0        0
D SPDR SERIES TRUST	         KBW BKG ETF      78464A797	2308    53000 SH       SOLE     01           53000        0        0
D SPDR SERIES TRUST	         KBW REGL BKG     78464A698	2929    79000 SH       SOLE     01           79000        0        0
D LAS VEGAS SANDS CORP           COMMON STOCK     517834107	1237    12000 SH       SOLE     01           12000        0        0
D LDK SOLAR CO LTD               SPONSORED ADR    50183L107	4113    87500 SH       SOLE     01           87500        0        0
D NEW YORK TIMES		 CL A             650111907     3506   200000 SH  CALL SOLE     01          200000 	  0        0
D REDWOOD TR INC      		 COMMON STOCK     758075402	8902   260000 SH       SOLE     01          260000 	  0        0
D SEACOAST BKG CORP FLA		 COMMON STOCK     811707306	 524    51000 SH       SOLE     01           51000 	  0        0
D SHORETEL INC			 COMMON STOCK     825211105	3674   263000 SH       SOLE     01          263000 	  0        0
D SOLARFUN POWER HOLDINGS CO L	 SPONSORED ADR    83415U108	8832   270500 SH       SOLE     01          270500 	  0        0
D STANDARD PAC CORP NEW 	 COMMON STOCK     85375C101	1759   525000 SH       SOLE     01          525000        0        0
D TALISMAN ENERGY INC            COMMON STOCK     87425E103     2473   134000 SH       SOLE     01          134000        0        0
D THORNBURG MTG INC	         COMMON STOCK	  885218107      120    13000 SH       SOLE     01           13000        0        0
D TRINA SOLAR LIMITED	         SPON ADR	  89628E104      269     5000 SH       SOLE     01            5000        0        0
D UAL CORP			 COM NEW	  902549807	4743   133000 SH       SOLE     01          133000        0        0
D WNS HOLDINGS LTD		 SPON ADR	  92932M101     3008   183950 SH       SOLE     01          183950 	  0        0
D XINHUA FIN MEDIA LTD		 SPONSORED ADR	  983982109     1800   300000 SH       SOLE     01          300000 	  0        0
D YINGLI GREEN ENERGY HLDG CO	 ADR		  98584B103     5522   142700 SH       SOLE     01          142700 	  0        0
D YINGLI GREEN ENERGY HLDG CO	 ADR		  98584B903     2322    60000 SH  CALL SOLE     01           60000 	  0        0


S REPORT SUMMARY                 38 DATA RECORDS              171809        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       12/31/07
Client                       WRA Investments, L.L.C.
Use Adjustments              No
Combine Funds                No
Report Data Records                            38
               Total Records                   38
               Total Omitted                    0
Report Market Value x($1000)               171809
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
     Cusip             Desciption              Quantity    Market Value


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